Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not party to any legal proceedings or aware of any threatened legal proceedings that are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

The Company’s former Vice President of Operations filed an administrative proceeding against the Company with the California Labor Commissioner in April 2013, seeking damages for alleged unpaid wages and penalties. A hearing was held on August 19, 2013 which resulted in a finding against the Company for approximately $65,000, of which $40,000 was paid during the year ended December 31, 2013 and $25,000 was accrued as of December 31, 2013. On February 25, 2014, the aforementioned administrative proceeding filed with the California Labor Commissioner by the Company’s former Vice President of Operations was settled in full following payment of the remaining $25,000 due.

19. Commitments and Contingencies

Operating Leases

The Company leases office, laboratory, and warehouse space at its San Diego, California facility under a non-cancelable operating lease. The initial lease was for an eight-year term expiring in 2012. In November 2011, the Company extended the lease term through October 31, 2018 and expanded the original premises by 9,849 square feet. Under the amended lease, the landlord delivered the expanded premises in May 2013. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent.

For the years ended December 31, 2013 and 2014, rent expense was approximately $1,143,000 and $1,272,000, respectively. As of December 31, 2012 the Company owed rent in arrears of approximately $185,000, and as of December 31, 2013 and 2014, the Company owed no rent in arrears.

In September 2013, the Company amended its non-cancellable operating lease for its office, laboratory, and warehouse space at its San Diego, California facility. The amendment extends the maturity date of the lease through July 31, 2020. As part of this amendment, the landlord waived the lease payments due from August 1, 2013 through December 31, 2013 of approximately $503,000, and the Company forfeited its long-term deposit of approximately $269,000. In conjunction with this amendment, the Company granted to the landlord a warrant to purchase common shares with a warrant coverage amount of $502,605. The warrant is exercisable for a five-year period beginning with the closing of the Company’s IPO on February 10, 2014, when such warrant became exercisable for 50,260 shares of common stock and the exercise price was fixed at $10.00 per share (see Notes 2, 5 and 10).

The future minimum lease payments under the amended lease agreement as December 31, 2014 are as follows:

2015	$1,270,501
2016	1,307,187
2017	1,348,257
2018	1,388,705
2019	1,430,366
Thereafter	855,136

Total	$7,600,152

Employment Agreements

Under the terms of certain employment agreements with executive officers, the Company incurred cash compensation expense of $150,000 immediately, and $225,000 annually, upon the closing of its IPO. All payments required under these agreements as a result of the closing of the Company’s IPO on February 10, 2014 were subsequently made in February and March 2014.

Legal Proceedings

In the normal course of business, the Company may be involved in legal proceedings or threatened legal proceedings. The Company is not party to any legal proceedings or aware of any threatened legal proceedings which are expected to have a material adverse effect on its financial condition, results of operations or liquidity.

The Company’s former Vice President of Operations filed an administrative proceeding against the Company with the California Labor Commissioner in April 2013, seeking damages for alleged unpaid wages and penalties. A hearing was held on August 19, 2013 which resulted in a finding against the Company for approximately $65,000, of which $40,000 was paid during the year ended December 31, 2013 and $25,000 was accrued as of December 31, 2013. On February 25, 2014, the aforementioned administrative proceeding was settled in full following payment of the remaining $25,000 due.